Schedule of Number Restricted Stock Units and Performance Shares (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value at grant date	$ 100.77	$ 105.87	$ 88.54
Outstanding at beginning of year	204,552	198,285	204,277
Granted	71,870	74,908	64,223
Shares issued	(66,651)	(58,186)	(56,184)
Cancelled/Forfeited/Expired	(21,277)	(10,455)	(14,031)
Outstanding at end of year	188,494	204,552	198,285
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value at grant date	$ 98.57
Granted	143,740
Cancelled/Forfeited/Expired	(5,192)
Outstanding at end of year	138,548